Adoption of ASU 2018-12 (Cumulative Effect Adjustments to Components of Stockholders’ Equity) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021
Stockholders equity		$ 25,041		$ 8,604	$ 25,934
Retained Earnings [Member]
Total		(1,820)	$ (201)
Stockholders equity		4,167	4,437	1,414	3,734
Accumulated Other Comprehensive Income (Loss) [Member]
Stockholders equity		9,021	$ 5,836	(5,713)	10,250
Cumulative Effect, Period of Adoption, Adjustment [Member]
Stockholders equity		4,822		338	3,074
Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Stockholders equity		(1,820)		(1,022)	(632)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Stockholders equity		$ 4,822		$ 1,360	$ 3,706
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
DAC, VOBA, DSI and DFEL	$ 2,271
Additional liabilities for other insurance benefits	1,197
Liability for future policy benefits and other	(1,641)
MRBs	1,175
Total	3,002
Stockholders equity	3,002
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Liability for future policy benefits and other	(121)
MRBs	(1,699)
Total	(1,820)
Stockholders equity	(1,820)
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
DAC, VOBA, DSI and DFEL	2,271
Additional liabilities for other insurance benefits	1,197
Liability for future policy benefits and other	(1,520)
MRBs	2,874
Total	4,822
Stockholders equity	$ 4,822